Pay vs Performance Disclosure - USD ($)	12 Months Ended			18 Months Ended	74 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Jun. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

							Value of Initial Fixed $100 Investment Based On:[4]
Year	Summary Compensation Table Total for Glenn L. Kellow [1] ($)	Compensation Actually Paid to Glenn L. Kellow [1,2,3] ($)	Summary Compensation Table Total for James C. Grech [1] ($)	Compensation Actually Paid to James C. Grech [1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	TSR ($)	Peer Group TSR ($)	Net Income ($)	Adjusted EBITDA[5] ($)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	n/a	n/a	3,811,296	8,016,084	2,172,769	4,353,640	289.69	211.70	1,319,100,000	1,844,700,000
2021	8,753,812	11,945,403	4,239,272	4,777,733	2,195,035	3,284,553	110.42	125.14	371,400,000	916,700,000
2020	6,352,911	(795,179)	n/a	n/a	1,751,662	719,821	26.43	80.70	(1,873,800,000)	258,800,000

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)Glenn L. Kellow was our PEO from May 2015 to June 2021. James C. Grech was our PEO from June 2021 to present. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Mark A. Spurbeck	Mark A. Spurbeck	Mark A. Spurbeck
Darren R. Yeates	Darren R. Yeates	Darren R. Yeates
Marc E. Hathhorn	Marc E. Hathhorn	Marc E. Hathhorn
Kemal Williamson	Scott T. Jarboe	Scott T. Jarboe
Amy B. Schwetz	Kemal Williamson
Charles F. Meintjes

Peer Group Issuers, Footnote [Text Block]	(4) The Peer Group TSR set forth in this table utilizes a custom group of peer companies, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the custom group of peer companies used in our performance graph, respectively. Historical stock performance is not necessarily indicative of future stock performance. The Custom Composite Index (a peer group comprised of Arch Resources, Inc., Hallador Energy Co., and Warrior Met Coal, Inc.) reflects publicly listed U.S. companies within the coal industry of similar size or product type.
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Glenn L. Kellow ($)	Exclusion of Stock Awards for Glenn L. Kellow ($)	Inclusion of Equity Values for Glenn L. Kellow ($)	Compensation Actually Paid to Glenn L. Kellow ($)
2021	8,753,812	(1,193,696)	4,385,287	11,945,403
2020	6,352,911	(5,209,680)	(1,938,410)	(795,179)

Year	Summary Compensation Table Total for James C. Grech ($)	Exclusion of Stock Awards for James C. Grech ($)	Inclusion of Equity Values for James C. Grech ($)	Compensation Actually Paid to James C. Grech ($)
2022	3,811,296	(734,991)	4,939,779	8,016,084
2021	4,239,272	(1,499,999)	2,038,460	4,777,733

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,172,769	(270,632)	2,451,503	4,353,640
2021	2,195,035	(161,265)	1,250,783	3,284,553
2020	1,751,662	(712,037)	(319,805)	719,821
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Glenn L. Kellow ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Glenn L. Kellow ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Glenn L. Kellow ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Glenn L. Kellow ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Glenn L. Kellow ($)	Total - Inclusion of Equity Values for Glenn L. Kellow ($)
2021	0	3,185,955	926,250	451,761	(178,679)	4,385,287
2020	581,568	(652,654)	0	(1,867,324)	0	(1,938,410)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for James C. Grech ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for James C. Grech ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for James C. Grech ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for James C. Grech ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for James C. Grech ($)	Total - Inclusion of Equity Values for James C. Grech ($)
2022	1,712,386	2,206,482	0	1,020,912	0	4,939,779
2021	2,038,460	0	0	0	0	2,038,460

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Total - Inclusion of Equity Values for Non-PEO NEOs ($)
2022	630,520	1,788,871	0	32,112	0	2,451,503
2021	552,360	682,434	0	15,989	0	1,250,783
2020	97,128	(122,208)	4,184	(298,909)	0	(319,805)

Non-PEO NEO Average Total Compensation Amount	$ 2,172,769	$ 2,195,035	$ 1,751,662
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,353,640	3,284,553	719,821
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Glenn L. Kellow ($)	Exclusion of Stock Awards for Glenn L. Kellow ($)	Inclusion of Equity Values for Glenn L. Kellow ($)	Compensation Actually Paid to Glenn L. Kellow ($)
2021	8,753,812	(1,193,696)	4,385,287	11,945,403
2020	6,352,911	(5,209,680)	(1,938,410)	(795,179)

Year	Summary Compensation Table Total for James C. Grech ($)	Exclusion of Stock Awards for James C. Grech ($)	Inclusion of Equity Values for James C. Grech ($)	Compensation Actually Paid to James C. Grech ($)
2022	3,811,296	(734,991)	4,939,779	8,016,084
2021	4,239,272	(1,499,999)	2,038,460	4,777,733

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,172,769	(270,632)	2,451,503	4,353,640
2021	2,195,035	(161,265)	1,250,783	3,284,553
2020	1,751,662	(712,037)	(319,805)	719,821
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Glenn L. Kellow ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Glenn L. Kellow ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Glenn L. Kellow ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Glenn L. Kellow ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Glenn L. Kellow ($)	Total - Inclusion of Equity Values for Glenn L. Kellow ($)
2021	0	3,185,955	926,250	451,761	(178,679)	4,385,287
2020	581,568	(652,654)	0	(1,867,324)	0	(1,938,410)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for James C. Grech ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for James C. Grech ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for James C. Grech ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for James C. Grech ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for James C. Grech ($)	Total - Inclusion of Equity Values for James C. Grech ($)
2022	1,712,386	2,206,482	0	1,020,912	0	4,939,779
2021	2,038,460	0	0	0	0	2,038,460

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Total - Inclusion of Equity Values for Non-PEO NEOs ($)
2022	630,520	1,788,871	0	32,112	0	2,451,503
2021	552,360	682,434	0	15,989	0	1,250,783
2020	97,128	(122,208)	4,184	(298,909)	0	(319,805)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our Adjusted EBITDA during the three most recently completed fiscal years. This non-GAAP measure is defined and reconciled to the nearest GAAP measure in Appendix B.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the peer group, a Custom Composite Index comprised of Arch Resources, Inc., Hallador Energy Co., and Warrior Met Coal, Inc., over the same period.

Tabular List [Table Text Block]

Free Cash Flow
Environmental Reclamation
Adjusted EBITDA
TRIFR
Safety & Sustainability MS

Total Shareholder Return Amount	$ 289.69	110.42	26.43
Peer Group Total Shareholder Return Amount	211.70	125.14	80.70
Net Income (Loss)	$ 1,319,100,000	$ 371,400,000	$ (1,873,800,000)
Company Selected Measure Amount	1,844,700,000	916,700,000	258,800,000
PEO Name				James C. Grech	Glenn L. Kellow
Additional 402(v) Disclosure [Text Block]	(2)The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Environmental Reclamation
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	(5)We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2022. We may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EBITDA is a non-GAAP measure and is defined and reconciled to the nearest GAAP measure in Appendix B to this proxy statement.
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	TRIFR
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Safety & Sustainability MS
Grech [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 3,811,296	$ 4,239,272
PEO Actually Paid Compensation Amount	8,016,084	4,777,733
Kellow [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		8,753,812	$ 6,352,911
PEO Actually Paid Compensation Amount		11,945,403	(795,179)
PEO [Member] | Grech [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(734,991)	(1,499,999)
PEO [Member] | Grech [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,939,779	2,038,460
PEO [Member] | Grech [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,712,386	2,038,460
PEO [Member] | Grech [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,206,482	0
PEO [Member] | Grech [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0
PEO [Member] | Grech [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,020,912	0
PEO [Member] | Grech [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0
PEO [Member] | Kellow [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,193,696)	(5,209,680)
PEO [Member] | Kellow [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,385,287	(1,938,410)
PEO [Member] | Kellow [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0	581,568
PEO [Member] | Kellow [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		3,185,955	(652,654)
PEO [Member] | Kellow [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		926,250	0
PEO [Member] | Kellow [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		451,761	(1,867,324)
PEO [Member] | Kellow [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		(178,679)	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(270,632)	(161,265)	(712,037)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,451,503	1,250,783	(319,805)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	630,520	552,360	97,128
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,788,871	682,434	(122,208)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	4,184
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	32,112	15,989	(298,909)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0